Average Annual Total Returns - Class P3 Shares - Voya Mid Cap Research Enhanced Index Fund	Class P3 1 Yr	Class P3 5 Yrs	Class P3 10 Yrs	Class P3 Since Inception	Class P3 Inception Date	Class P3 After tax on distributions 1 Yr	Class P3 After tax on distributions 5 Yrs	Class P3 After tax on distributions 10 Yrs	Class P3 After tax on distributions Since Inception	Class P3 After tax on distributions with sale 1 Yr	Class P3 After tax on distributions with sale 5 Yrs	Class P3 After tax on distributions with sale 10 Yrs	Class P3 After tax on distributions with sale Since Inception	S&P MidCap 400® Index 1 Yr		S&P MidCap 400® Index 5 Yrs	S&P MidCap 400® Index 10 Yrs	S&P MidCap 400® Index Since Inception
Total	27.72%			4.76%	Jun. 04, 2018	27.56%			2.70%	15.82%			3.16%	26.20%	[1]	[1]	[1]	4.82%	[1]

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.